Income Taxes - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current deferred tax assets
Allowance for doubtful debt	$ 1,356	¥ 9,442	¥ 787
Impairment of a long-term investment			363
Advertising expense	6	41	471
Additional social insurance	156	1,086	1,224
Accrued expense and other current liability	274	1,907
Tax losses	5,464	38,040	11,062
Less: valuation allowance	$ (7,256)	¥ (50,516)	¥ (13,907)